CONDENSED CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011	Jun. 30, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Current Assets:
Cash and cash equivalents	$ 2,431,519	$ 399,072	$ 1,386,486	$ 507,266	$ 98,226	$ 98,001
Marketable investment securities (Note 3)	1,419,066	668,263		1,592,911
Trade accounts receivable - other, net of allowance for doubtful accounts of $14,052 and $11,916, respectively	801,807	771,055		771,383
Trade accounts receivable - EchoStar, net of allowance for doubtful accounts of zero	16,105	16,296		14,155
Inventory	482,688	509,932		487,046
Deferred tax assets (Note 8)	78,532	78,532		281,957
Other current assets	137,041	117,792		70,515
Total current assets	5,366,758	2,560,942		3,725,233
Noncurrent Assets:
Restricted cash and marketable investment securities	120,906	119,644		132,395
Property and equipment, net of accumulated depreciation of $2,931,557 and $2,847,863, respectively	3,064,223	3,122,243		3,230,849
FCC authorizations	611,794	679,570		679,570
Other noncurrent assets, net	109,842	121,290		67,586
Total noncurrent assets	3,906,765	4,042,747		4,110,400
Total assets	9,273,523	6,603,689		7,835,633
Current Liabilities:
Trade accounts payable - other	142,299	131,305		161,413
Trade accounts payable - EchoStar	247,088	222,917		238,629
Deferred revenue and other	817,727	809,559		803,737
Accrued programming	1,162,752	1,055,925		1,089,976
Litigation accrual (Note 8)	70,999	65,580		619,022
Other accrued expenses	601,233	534,832		512,705
Current portion of long-term debt and capital lease obligations (Note 6)	32,568	34,630		1,030,895
Total current liabilities	3,074,666	2,854,748		4,456,377
Long-Term Obligations, Net of Current Portion:
Long-term debt and capital lease obligations, net of current portion (Note 6)	9,342,242	7,458,134		5,484,041
Deferred tax liabilities	1,046,545	988,371		621,943
Long-term deferred revenue, distribution and carriage payments and other long-term liabilities	159,788	187,407		215,832
Total long-term obligations, net of current portion	10,548,575	8,633,912		6,321,816
Total liabilities	13,623,241	11,488,660		10,778,193
Commitments and Contingencies (Note 8)
Stockholder's Equity (Deficit):
Common stock, $.01 par value, 1,000,000 shares authorized, 1,015 shares issued and outstanding
Additional paid-in capital	1,240,678	1,207,681		1,170,560
Accumulated other comprehensive income (loss)	1,406	(1,450)		3,765
Accumulated earnings (deficit)	(5,591,802)	(6,091,202)		(4,116,885)
Total stockholder's equity (deficit)	(4,349,718)	(4,884,971)		(2,942,560)	(3,631,312)	(3,209,677)
Total liabilities and stockholder's equity (deficit)	$ 9,273,523	$ 6,603,689		$ 7,835,633